Condensed Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,762)	$ (2,983)	$ (7,277)	$ (5,458)
Other comprehensive (income) loss:
Foreign currency translation adjustments	151	(13)	267	(47)
Total comprehensive loss	$ 3,611	$ (2,996)	$ 7,010	$ (5,505)